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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):             [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   63-64 New Broad Street
           London, EC2M 1JJ England

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Walter
Title:     Authorized Person
Phone:     44 207 417-1003

Signature, Place, and Date of Signing:

        /s/ Richard Walter              London, England      November 14, 2005
--------------------------------        ---------------      -----------------
            [Signature]                  [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2
                                                 ------------

Form 13F Information Table Entry Total:                88*
                                                 ------------

Form 13F Information Table Value Total:           $  234,312
                                                 ------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number            Name

 1          28-5608                         S.A.C. Capital Management, LLC
---         -------------
 2          28-4043                         S.A.C. Capital Advisors, LLC
---         -------------





* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.



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
                                                         SHARES OR                                                       VOTING
                      TITLE OF               VALUE       PRINCIPAL                                                      AUTHORITY
ISSUER NAME           CLASS     CUSIP        (X$1,000)   AMOUNT      SHARES/PRN  INVESTMENT DISCRETION  OTHER MANAGERS   SHARED


AIRTRAN HLDGS         Common      00949P108      233      18425 Shrs                Sole                 1, 2             18425
AIRTRAN HLDGS         Common      00949P108      463      36575 Shrs                Shared-other         1, 2             36575
ALTRIA GROUP          Common      02209S103     1235      16750 Shrs                Sole                 1, 2             16750
ALTRIA GROUP          Common      02209S103     2452      33250 Shrs                Shared-other         1, 2             33250
ANADARKO
 PETRO STK            Common       32511107    1,604      16750 Shrs                Sole                 1, 2             16750
ANADARKO
 PETRO STK            Common       32511107    3,185      33250 Shrs                Shared-other         1, 2             33250
BLOCKBUSTER STK       Common       93679108      478     100500 Shrs                Sole                 1, 2            100500
BLOCKBUSTER STK       Common       93679108      948     199500 Shrs                Shared-other         1, 2            199500
BRISTOL
 MYERS STK            Common      110122108    2,016      83750 Shrs                Sole                 1, 2             83750
BRISTOL
 MYERS STK            Common      110122108    4,001     166250 Shrs                Shared-other         1, 2            166250
Caribou
 Coffee STK           Common      142042209       76       6700 Shrs                Sole                 1, 2              6700
Caribou
 Coffee STK           Common      142042209      151      13300 Shrs                Shared-other         1, 2             13300
CHESAPEAKE
 ENER STK             Common      165167107      577      15075 Shrs                Sole                 1, 2             15075
CHESAPEAKE
 ENER STK             Common      165167107    1,145      29925 Shrs                Shared-other         1, 2             29925
COLEY
 PHARMACEUTICAL GR    Common      19388P106      152       8375 Shrs                Sole                 1, 2              8375
COLEY
 PHARMACEUTICAL GR    Common      19388P106      303      16625 Shrs                Shared-other         1, 2             16625
COVENTRY
 HEALTH STK           Common      222862104      577       6700 Shrs                Sole                 1, 2              6700
COVENTRY
 HEALTH STK           Common      222862104    1,144      13300 Shrs                Shared-other         1, 2             13300
DOW CHEMICAL STK      Common      260543103    1,047      25125 Shrs                Sole                 1, 2             25125
DOW CHEMICAL STK      Common      260543103    2,079      49875 Shrs                Shared-other         1, 2             49875
ELI LILLY STK         Common      532457108    3,587      67000 Shrs                Sole                 1, 2             67000
ELI LILLY STK         Common      532457108    7,121     133000 Shrs                Shared-other         1, 2            133000
EURONET SVCS STK      Common      298736109      198       6700 Shrs                Sole                 1, 2              6700
EURONET SVCS STK      Common      298736109      394      13300 Shrs                Shared-other         1, 2             13300
Foster
 Wheeler STK          Common      G36535139      259       8375 Shrs                Sole                 1, 2              8375
Foster Wheeler STK    Common      G36535139      514      16625 Shrs                Shared-other         1, 2             16625
FREESCALE
 SEMI STK             Common      35687M206      300      12730 Shrs                Sole                 1, 2             12730
FREESCALE
 SEMI STK             Common      35687M206      596      25270 Shrs                Shared-other         1, 2             25270
GFI GROUP INC         Common      361652209      276       6700 Shrs                Sole                 1, 2              6700
GFI GROUP INC         Common      361652209      548      13300 Shrs                Shared-other         1, 2             13300
Global Cash
 Acc STK              Common      378967103      425      30150 Shrs                Sole                 1, 2             30150
Global Cash
 Acc STK              Common      378967103      844      59850 Shrs                Shared-other         1, 2             59850
GLOBAL IND STK        Common      379336100    1,605     108875 Shrs                Sole                 1, 2            108875
GLOBAL IND STK        Common      379336100    3,187     216125 Shrs                Shared-other         1, 2            216125
Global
 Partners Units       Common      37946R109       20        838 Shrs                Sole                 1, 2             837.5
Global
 Partners Units       Common      37946R109       39       1663 Shrs                Shared-other         1, 2            1662.5
HORNBECK OFF SRV      Common      440543106    1,228      33500 Shrs                Sole                 1, 2             33500
HORNBECK OFF SRV      Common      440543106    2,437      66500 Shrs                Shared-other         1, 2             66500
ICAGEN                Common      45104P104       50       7370 Shrs                Sole                 1, 2              7370
ICAGEN                Common      45104P104       99      14630 Shrs                Shared-other         1, 2             14630
MEDIMMUNE STK         Common      584699102    1,691      50250 Shrs                Sole                 1, 2             50250
MEDIMMUNE STK         Common      584699102    3,358      99750 Shrs                Shared-other         1, 2             99750
MERCK & CO STK        Common      589331107    6,383     234500 Shrs                Sole                 1, 2            234500
MERCK & CO STK        Common      589331107   12,670     465500 Shrs                Shared-other         1, 2            465500
MICROSOFT STK         Common      594918104    6,467     251250 Shrs                Sole                 1, 2            251250
MICROSOFT STK         Common      594918104   12,837     498750 Shrs                Shared-other         1, 2            498750
MITTAL STEEL          Common      60684P101    1,448      50250 Shrs                Sole                 1, 2             50250
MITTAL STEEL          Common      60684P101    2,874      99750 Shrs                Shared-other         1, 2             99750
Net 1 Ueps
 Technologies         Common   00064107N206      376      16750 Shrs                Sole                 1, 2             16750
Net 1 Ueps
 Technologies         Common   00064107N206      746      33250 Shrs                Shared-other         1, 2             33250
NOVEN PHARM STK       Common      670009109      235      16750 Shrs                Sole                 1, 2             16750
NOVEN PHARM STK       Common      670009109      466      33250 Shrs                Shared-other         1, 2             33250
PEP BOYS STK          Common      713278109      757      54672 Shrs                Sole                 1, 2             54672
PEP BOYS STK          Common      713278109    1,503     108528 Shrs                Shared-other         1, 2            108528
PFIZER STK            Common      717081103    4,184     167500 Shrs                Sole                 1, 2            167500
PFIZER STK            Common      717081103    8,305     332500 Shrs                Shared-other         1, 2            332500
PHARM HOLDRS
 TR STK               Common      71712A206   14,127     201000 Shrs                Sole                 1, 2            201000
PHARM HOLDRS
 TR STK               Common      71712A206   28,043     399000 Shrs                Shared-other         1, 2            399000
QWEST COMMUNICAT
 STK                  Common      749121109       31       7638 Shrs                Sole                 1, 2              7638
QWEST COMMUNICAT
 STK                  Common      749121109       62      15162 Shrs                Shared-other         1, 2             15162
ROWAN COMPANIES
 STK                  Common      779382100    2,616      73700 Shrs                Sole                 1, 2             73700
ROWAN COMPANIES
 STK                  Common      779382100    5,194     146300 Shrs                Shared-other         1, 2            146300
ROYAL DUTCH SHELL     Common      780259206    1,650      25125 Shrs                Sole                 1, 2             25125
ROYAL DUTCH SHELL     Common      780259206    3,275      49875 Shrs                Shared-other         1, 2             49875
STATE NAT
 BNCSHR COMMON        Common      857124101      394      15142 Shrs                Sole                 1, 2             15142
STATE NAT
 BNCSHR COMMON        Common      857124101      782      30058 Shrs                Shared-other         1, 2             30058
STERLING
 BNCS II STK          Common      858907108      222      15075 Shrs                Sole                 1, 2             15075
STERLING
 BNCS II STK          Common      858907108      440      29925 Shrs                Shared-other         1, 2             29925
TELESP CL PA ON       Common      87952L108      786     201000 Shrs                Sole                 1, 2            201000
TELESP CL PA ON       Common      87952L108    1,561     399000 Shrs                Shared-other         1, 2            399000
TIDEWATER STK         Common      886423102    1,223      25125 Shrs                Sole                 1, 2             25125
TIDEWATER STK         Common      886423102    2,428      49875 Shrs                Shared-other         1, 2             49875
TOLL BROTHERS STK     Common      889478103      150       3350 Shrs                Sole                 1, 2              3350
TOLL BROTHERS STK     Common      889478103      297       6650 Shrs                Shared-other         1, 2              6650
TX REG
 BNCHSRS STK A        Common      882673106      965      33500 Shrs                Sole                 1, 2             33500
TX REG
 BNCHSRS STK A        Common      882673106    1,915      66500 Shrs                Shared-other         1, 2             66500
ULTRA PETRO STK       Common      903914109      572      10050 Shrs                Sole                 1, 2             10050
ULTRA PETRO STK       Common      903914109    1,135      19950 Shrs                Shared-other         1, 2             19950
UNITED MICRO STK      Common      910873207    1,086     301500 Shrs                Sole                 1, 2            301500
UNITED MICRO STK      Common      910873207    2,155     598500 Shrs                Shared-other         1, 2            598500
VI TECHNOLOGIES
 STK                  Common      69811Q106      163      16750 Shrs                Sole                 1, 2             16750
VI TECHNOLOGIES
 STK                  Common      69811Q106      324      33250 Shrs                Shared-other         1, 2             33250
WAL MART STORES
 STK                  Common      931142103   16,153     368500 Shrs                Sole                 1, 2            368500
WAL MART
 STORES STK           Common      931142103   32,065     731500 Shrs                Shared-other         1, 2            731500
WEYERHAEUSER STK      Common      962166104      864      12563 Shrs                Sole                 1, 2             12563
WEYERHAEUSER STK      Common      962166104    1,715      24938 Shrs                Shared-other         1, 2             24938
Williams
 Scots STK            Common      96950G102       10        603 Shrs                Sole                 1, 2               603
Williams
 Scots STK            Common      96950G102       19       1197 Shrs                Shared-other         1, 2              1197

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